Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 21. RELATED PARTY TRANSACTIONS
The Company is a party to agreements to lease manufacturing facilities from entities owned
by certain of the Company’s employees who were former owners or employees of acquired businesses. As of December 31, 2023, the operating lease right-of-use
asset and the lease liability related to these agreements is $3.5 million and $3.7 million, respectively.
As described in Note 1. Summary of Significant Accounting Policies, the Company acquired a non-controlling
interest in InnospeXion ApS (“INX”), a manufacturer of
x-ray
technology. The Company purchases equipment, aftermarket parts, and services from INX, which are included as a component of Inventories on the Consolidated Balance Sheets, Cost of products, or Cost of services in the Consolidated Statements of Income. Purchases of equipment, aftermarket parts, and services from INX were not material during the year ended December 31, 2023.